Goodwill and Intangible Assets - Net (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Gross carrying amount	$ 10,403.3	$ 10,771.8
Accumulated amortization	(1,647.8)	(2,033.4)
Accumulated impairment and other	(416.1)	(460.2)
Total	8,339.4	8,278.2	$ 6,376.3
Goodwill
Goodwill and Intangible Assets
Gross carrying amount	4,553.3	4,488.0
Accumulated impairment and other	(322.9)	(363.1)
Total	4,230.4	4,124.9	3,121.9
Lloyd's participation rights
Goodwill and Intangible Assets
Gross carrying amount	503.2	503.2
Total	503.2	503.2	503.2
Customer and broker relationships
Goodwill and Intangible Assets
Gross carrying amount	2,064.7	2,039.4
Accumulated amortization	(942.5)	(803.7)
Accumulated impairment and other	(28.5)	(32.2)
Total	1,093.7	1,203.5	1,070.6
Brand names
Goodwill and Intangible Assets
Gross carrying amount	1,997.3	1,901.3
Accumulated amortization	(31.1)	(20.1)
Accumulated impairment and other	(34.7)	(36.6)
Total	1,931.5	1,844.6	1,169.9
Computer software and other
Goodwill and Intangible Assets
Gross carrying amount	1,284.8	1,839.9
Accumulated amortization	(674.2)	(1,209.6)
Accumulated impairment and other	(30.0)	(28.3)
Total	580.6	602.0	510.7
Intangible assets other than goodwill
Goodwill and Intangible Assets
Gross carrying amount	5,850.0	6,283.8
Accumulated amortization	(1,647.8)	(2,033.4)
Accumulated impairment and other	(93.2)	(97.1)
Total	$ 4,109.0	$ 4,153.3	$ 3,254.4